Supplement dated July 7, 2023 to the Statements of Additional Information, each dated May 1, 2023 as may be revised or supplemented from time to time, for the following funds:

GATEWAY EQUITY CALL PREMIUM FUND

GATEWAY FUND

MIROVA GLOBAL GREEN BOND FUND

MIROVA GLOBAL SUSTAINABLE EQUITY FUND

MIROVA INTERNATIONAL SUSTAINABLE EQUITY FUND

MIROVA U.S. SUSTAINABLE EQUITY FUND

VAUGHAN NELSON MID CAP FUND

VAUGHAN NELSON SMALL CAP VALUE FUND

Effective immediately, the third paragraph in the sub-section “Transfer Agency Services” under the section, “OTHER ARRANGEMENTS” is amended and restated as follows:

Transfer Agency Expenses. Natixis Advisors has given a binding contractual undertaking to the Gateway Equity Call Premium Fund, Mirova Global Green Bond Fund, Mirova Global Sustainable Equity Fund, Mirova International Sustainable Equity Fund, Mirova U.S. Sustainable Equity Fund, Vaughan Nelson Mid Cap Fund and Vaughan Nelson Small Cap Value Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2024 and may be terminated before then only with the consent of the Board. For the fiscal year ended December 31, 2022, Natixis Advisors reimbursed the Gateway Equity Call Premium Fund $969.28, Mirova Global Green Bond Fund $1,131.08, Mirova Global Sustainable Equity Fund $1,703.77, Mirova International Sustainable Equity Fund $1,167.94, Mirova U.S. Sustainable Equity Fund $927.16, Vaughan Nelson Mid Cap Fund $1,028.48 and Vaughan Nelson Small Cap Value $942.70 for transfer agency expenses related to Class N shares.

Natixis Advisors has given a binding contractual undertaking to reimburse the Class N shares of the Funds for any and all transfer agency expenses attributable to accounts admitted to Class N via a prospectus provision that allows the Distributor, at its sole discretion, to waive the investment minimum for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N. Such reimbursement will be in effect during the period June 9, 2022 to April 30, 2024 and may be terminated before then only with the consent of the Board.

LOOMIS SAYLES HIGH INCOME FUND

LOOMIS SAYLES INTERNATIONAL GROWTH FUND

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

LOOMIS SAYES STRATEGIC ALPHA FUND

LOOMIS SAYLES STRATEGIC INCOME FUND

NATIXIS OAKMARK FUND

NATIXIS OAKMARK INTERNATIONAL FUND

NATIXIS U.S. EQUITY OPPORTUNITIES FUND

Effective immediately, the third paragraph in the sub-section “Transfer Agency Services” under the section, “OTHER ARRANGEMENTS” is amended and restated as follows:

Transfer Agency Expenses. Natixis Advisors has given a binding contractual undertaking to the High Income Fund, International Growth Fund, Natixis Oakmark Fund, Natixis Oakmark International Fund and U.S. Equity Opportunities Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2024 and may be terminated before then only with the consent of the Board. For the fiscal year ended December 31, 2022, Natixis Advisors reimbursed the High Income Fund $1,050, International Growth Fund $981, Natixis Oakmark Fund $925, Natixis Oakmark International Fund $947 and U.S. Equity Opportunities Fund $906 for transfer agency expenses related to Class N shares.